14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 179,080	$ 399,379
Expenses associated with the plan	20,214	26,996
Supplemental Employee Retirement Plan
Benefits accrued with the plan	461,519	374,523
Expenses associated with the plan	$ 86,996	$ 67,708